INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Beginning balance	$ 24,961	$ 25,676	$ 27,414
Additions for tax positions of current year	(623)	$ 51	12
Expiration of statute of limitation of prior years	(10,758)
Reductions for tax positions of prior year			(371)
Translation differences	(42)	$ (766)	(1,379)
Ending balance	$ 13,538	$ 24,961	$ 25,676